Supplement dated August 28, 2007

to the Combined Statement of Additional Information for

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

Class IA and Class IB Shares

dated May 1, 2007 (the “SAI”)

Effective October 1, 2007, Karen H. Grimes will be added alongside John R. Ryan as a portfolio manager of the Hartford Value HLS Fund and W. Michael Reckmeyer will be added alongside John R. Ryan as a portfolio manager of the Hartford Equity Income HLS Fund. In addition, Ms. Grimes and Ian Link will be designated as investment professionals involved in portfolio management and securities analysis for the Hartford Equity Income HLS Fund, and Mr. Reckmeyer and Mr. Link will be designated as investment professionals involved in portfolio management and securities analysis for the Hartford Value HLS Fund. Ms. Grimes, Mr. Reckmeyer, and Mr. Link are members of a team of portfolio managers and research analysts currently supporting Mr. Ryan in management of the Funds.  The Funds will continue to be managed by this team and will continue to employ the same investment strategies and approaches.

Accordingly, effective October 1, 2007, the following changes are being made to the SAI:

1.                                       Under the heading “Portfolio Managers - Other Accounts Managed by Wellington Management Portfolio Managers,” the following information dated June 30, 2007 is added to the chart for the Equity Income HLS Fund:

Portfolio Manager	Registered Investment Company Accounts	AUM ($ mil)	Pooled Accounts	AUM ($ mil)	Other Accounts	AUM ($ mil)
Karen H. Grimes	1	$528	0	$0	0	$0
W. Michael Reckmeyer	1	$123	0	$0	1	$252
Ian R. Link	0	$0	0	$0	0	$0

2.                                       Under the heading “Portfolio Managers - Other Accounts Managed by Wellington Management Portfolio Managers,” the following information dated June 30, 2007 is added to the chart for the Value HLS Fund:

Portfolio Manager	Registered Investment Company Accounts	AUM ($ mil)	Pooled Accounts	AUM ($ mil)	Other Accounts	AUM ($ mil)
Karen H. Grimes	1	$528	0	$0	0	$0
W. Michael Reckmeyer	1	$123	0	$0	1	$252
Ian R. Link	0	$0	0	$0	0	$0

3.                                       Under the heading “Portfolio Managers - Equity Securities Beneficially Owned by Wellington Management Portfolio Managers”, the following information dated June 30, 2007 is added to the chart:

a) Directly after the line item pertaining to Christopher L. Gootkind:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Karen H. Grimes(10)	Equity Income HLS Fund	0
	Value HLS Fund	0

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned

b) Directly after the line item pertaining to Jeffrey L. Kripke:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Ian R. Link(11)	Equity Income HLS Fund	0
	Value HLS Fund	0

c) Directly after the line pertaining to Philip H. Perelmuter:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
W. Michael Reckmeyer, III(12)	Equity Income HLS Fund	0
	Value HLS Fund	0

d)                                     The following footnote is added at the end of the table of this section:

(10) Karen H. Grimes was named as an additional portfolio manager of the Hartford Value HLS Fund and as an investment professional involved in portfolio analysis and securities analysis of the Hartford Equity Income HLS Fund as of October 1, 2007.

(11) Ian R Link was named as an investment professional involved in portfolio analysis and securities analysis of the Hartford Equity Income HLS Fund and the Hartford Value HLS Fund as of October 1, 2007.

(12) W. Michael Reckmeyer was named as an additional portfolio manager for the Hartford Equity Income HLS Fund as well as an investment professional involved in portfolio analysis and securities analysis of the Hartford Value HLS Fund as of October 1, 2007.

This Supplement Should Be Retained With Your Statement of Additional Information For Future Reference.